Cash Management Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Cash Management Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFCMCSPT1 5/10

Institutional Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Institutional Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFICSPT1 5/10

Investor Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Investor Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFINVSPT1 5/10

Administrative Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Administrative Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFADMSPT1 5/10

Service Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Service Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFSCSPT1 5/10

Participant Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Participant Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFPCSPT1 5/10

Advisory Class Prospectus Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Prospectus of the Advisory Class Portfolios of Morgan Stanley Institutional Liquidity Funds are made in order to comply with those revisions.

The second sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Promissory Notes" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the section of the Prospectus entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks—Funding Agreements" is hereby deleted and replaced with the following:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

Please retain this supplement for future reference.

  LFADVSPT1 5/10

Statement of Additional Information Supplement

May 28, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated May 28, 2010 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 1, 2010 of:

The Securities and Exchange Commission ("SEC") recently adopted new rules and amendments to existing rules governing money market funds. The following changes to the Statement of Additional Information ("SAI") of Morgan Stanley Institutional Liquidity Funds (the "Fund") are made in order to comply with those revisions.

The second sentence of the first paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Promissory Notes" is hereby deleted and replaced with:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including unsecured bank promissory notes.

The fifth sentence of the first paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Funding Agreements" is hereby deleted and replaced with:

Certain Portfolios may invest up to 5% of their net assets in illiquid securities, including funding agreements.

The eighth sentence of the second paragraph of the section of the Fund's SAI entitled "Investments and Investment Strategies—Repurchase Agreements" is hereby deleted and replaced with:

A Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 5% of its net assets.

The second sentence of the second paragraph of the section of the Fund's SAI entitled "Valuation of Shares" is hereby deleted and replaced with:

As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 60 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

Please retain this supplement for future reference.